Long Term Debt Scheduled Maturities of Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	706,800
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	550,000
Total Repayments of Long-Term Debt	$ 1,256,800